SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Estimated useful lives)	12 Months Ended
Jun. 30, 2023
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	2-7 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	Shorter of lease term or estimated useful life
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years